Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Line Items]
Non cash benefit due to release of deferred tax valuation allowance		$ 15.8				$ 15.8	$ 16.9	$ 248.5
Deferred tax valuation allowance						(49.4)	7.1
Tax loss carryforwards		469.8				469.8
Tax carryforwards losses expired on 2013		14.7				14.7
Tax carryforwards losses expired on 2014		8.6				8.6
Tax carryforwards losses expired on 2015		3.4				3.4
Tax carryforwards losses expired on 2016 and beyond		337.7				337.7
Tax losses carryforwards unlimited years		105.4				105.4
Increase in accrued interest and penalties						0.6	1.0
Unrecognized Tax Benefits - Ending balance		49.9				49.9	46.0	44.1
Accrued interest and penalties		13.5				13.5	12.7
Unrecognized tax benefit various tax position, Lower bound		1.6				1.6
Unrecognized tax benefit various tax position, Upper bound		1.6				1.6
Undistributed earnings of foreign subsidiaries		74.5				74.5
Payments from affiliate under tax sharing agreement related to prior year						0.3
Payments from affiliate under tax sharing agreement related to current year						1.8	0.6
Payments from affiliate under tax sharing agreement expected in following year						0.1
Provision for income taxes	13.0		12.0	32.4	33.1	44.8	35.4	(235.3)
Increase (decrease)in provision for income taxes	1.0			(0.7)
Federal statutory rate	35.00%			35.00%
Foreign Tax Authority [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards		204.8				204.8
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards		$ 265.0				$ 265.0